Schedule of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
TMD Energy Limited [Member]
Place of Incorporation	Cayman Islands
Principal activities	Investment Holding
Straits Marine Fuels & Energy Sdn. Bhd [Member]
Place of Incorporation	Malaysia
Principal activities	Investment Holding
Percentage of Ownership	100.00%
Straits Marine Services Pte Ltd One [Member]
Place of Incorporation	Singapore
Principal activities	Ship Management Services
Percentage of Ownership	100.00%
Straits Maritime Services Pte Ltd Two [Member]
Place of Incorporation	Singapore
Principal activities	Provision of Shipping Services, General Cleaning & Disinfection
Percentage of Ownership	100.00%
Tumpuan Megah Development Sdn Bhd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Bunkering Services for Marine Fuels and Petroleum-Based Products
Percentage of Ownership	100.00%
Cavalla Asia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
Dolphin Asia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
Escolar Asia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
Oscar Asia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
Phoenix Asia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
S3 Asia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
TMD Straits Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
TMD Sturgeon Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
SMF Begonia Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
SMF Ixora Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
SMF Omura Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
SMF Eden Maritime Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	100.00%
SMF Beluga Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	51.00%
Sierra Pioneer Marine Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	51.00%
Katsu Pioneer Marine Ltd [Member]
Place of Incorporation	Labuan, Malaysia
Principal activities	Provision of Vessel Chartering Services
Percentage of Ownership	51.00%
TMD Marine Fuels Sdn. Bhd. [Member]
Place of Incorporation	Malaysia
Principal activities	Dealing in Oil and Petroleum Products, Oil Trading, Oil Bunkering and Related Services
Percentage of Ownership	30.00%